Taxation - Income tax uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
January 1	$ 5,689	$ 8,743	$ 7,941
Changes in tax positions taken during a prior period - decrease		(4,229)
Changes in tax positions taken during a prior period - increase	3,870		764
Tax positions taken during the current period - increase	0	1,379	346
Change as a result of a lapse in the statute of limitations	0	0	0
Impact of the change in foreign currency exchange rates	714
Impact of the change in foreign currency exchange rates		(204)	(308)
December 31	10,273	5,689	8,743
Unrecognized tax benefits impacting effective tax rate	0	0	0
Unrecognized tax benefits that, if recognized, would impact the effective tax rate
Income Tax Contingency [Line Items]
January 1	4,185	6,639	6,460
Changes in tax positions taken during a prior period - decrease		(3,560)
Changes in tax positions taken during a prior period - increase	1,415		73
Tax positions taken during the current period - increase	0	1,258	346
Change as a result of a lapse in the statute of limitations	0	0	0
Impact of the change in foreign currency exchange rates	480
Impact of the change in foreign currency exchange rates		(152)	(240)
December 31	6,080	4,185	6,639
Interest and penalties recognized on the above
Income Tax Contingency [Line Items]
January 1	1,504	2,104	1,481
Changes in tax positions taken during a prior period - decrease		(669)
Changes in tax positions taken during a prior period - increase	2,455		691
Tax positions taken during the current period - increase	0	121	0
Change as a result of a lapse in the statute of limitations	0	0	0
Impact of the change in foreign currency exchange rates	234
Impact of the change in foreign currency exchange rates		(52)	(68)
December 31	$ 4,193	$ 1,504	$ 2,104